SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 194,513	$ 189,956
Intangible assets	$ 194,513	$ 189,956